Property and Equipment (Tables)	12 Months Ended
Aug. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and equipment

Property and equipment as of August 31, 2019 and 2018 is summarized in the table below.

	2019	2018
Machinery & Equipment	$14,000	$-
Accumulated depreciation	(752)
Total Machinery & Equipment	$13,248	$-